INVENTORIES, NET - Schedule of inventories net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Merchandise and packing materials	¥ 428,763	¥ 678,083
Less: inventory write-downs	(441)	(2,540)
Inventories, net	¥ 428,322	¥ 675,543	$ 61,524